Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 1,889,000	$ 2,020,000	$ 4,445,000	$ 10,440,000
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,888,900	2,019,746	4,444,545	10,440,474
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	1,047,388	1,551,452	2,691,605	6,686,053
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	123,430	7,198	334,187	372,373
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 718,082	$ 461,096	$ 1,418,753	$ 3,382,048